FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial assets and liabilities denominated in foreign currencies
Investments	$ 323,064	$ 44,179
Currency risk
Financial assets and liabilities denominated in foreign currencies
Net liability position in foreign currency			$ 3,339.0	$ 2,201.0
Estimated variation in exchange rate	20.00%
Estimated variation in consolidated amounts of foreign currency position	$ 972,347	$ 597,884
Interest rate risk
Financial assets and liabilities denominated in foreign currencies
Variation in agreed interest rates (as a percent)	1.00%	1.00%
Effect of gain or loss	$ 90,305	$ 36,277
Price Risk
Financial assets and liabilities denominated in foreign currencies
Variation in agreed interest rates (as a percent)	10.00%	10.00%
Effect of gain or loss	$ 32,304	$ 1,704
Investments	$ 323,039	$ 17,038